DEFERRED REVENUE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue, revenue recognized	¥ 8,596	¥ 9,412	¥ 21,748